Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification and level 3 assets and liabilities held at fair value disaggregated by product type
The following table shows the Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.24	£m	£m	£m	£m
Trading portfolio assets	98,942	89,613	8,726	197,281
Financial assets at fair value through the income statement	7,416	198,865	7,024	213,305
Derivative financial instruments	86	249,337	2,821	252,244
Financial assets at fair value through other comprehensive income	21,930	29,692	2,400	54,022
Investment property	—	—	1	1
Total assets	128,374	567,507	20,972	716,853

Trading portfolio liabilities	(32,666)	(25,621)	(385)	(58,672)
Financial liabilities designated at fair value	(182)	(318,426)	(2,474)	(321,082)
Derivative financial instruments	(66)	(237,664)	(4,335)	(242,065)
Total liabilities	(32,914)	(581,711)	(7,194)	(621,819)

As at 31.12.23
Trading portfolio assets	94,615	73,442	6,509	174,566
Financial assets at fair value through the income statement	5,747	193,121	5,368	204,236
Derivative financial instruments	107	252,464	3,540	256,111
Financial assets at fair value through other comprehensive income	21,079	29,568	776	51,423
Investment property	—	—	2	2
Total assets	121,548	548,595	16,195	686,338

Trading portfolio liabilities	(28,380)	(29,013)	(368)	(57,761)
Financial liabilities designated at fair value	(117)	(297,244)	(1,212)	(298,573)
Derivative financial instruments	(81)	(245,146)	(4,653)	(249,880)
Total liabilities	(28,578)	(571,403)	(6,233)	(606,214)
The following table shows the Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.24		As at 31.12.23
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	1,622	(1,538)	2,211	(1,701)
Foreign exchange derivatives	175	(118)	111	(91)
Credit derivatives	216	(798)	241	(820)
Equity derivatives	808	(1,881)	977	(2,041)
Corporate debt	2,211	(353)	1,568	(352)
Reverse repurchase and repurchase agreements	620	(934)	209	(517)
Loans	11,404	—	8,986	—
Private equity investments	183	—	145	—
Asset backed securities	2,145	(2)	605	—
Issued debt	—	(1,539)	—	(637)
Other[1]	1,588	(31)	1,142	(74)
Total	20,972	(7,194)	16,195	(6,233)
1 Other includes funds and fund-linked products, Government and Government sponsored debt, equities cash products and investment property.

Analysis of movements in Level 3 assets and liabilities
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability movements between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.24
	As at 01.01.24					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	679	833	(225)	—	(49)	(56)	—	—	144	(21)	1,305
Loans	4,469	1,478	(247)	—	(661)	42	—	—	139	(10)	5,210
Asset backed securities	318	39	(196)	—	—	23	—	—	611	(65)	730
Other	1,043	763	(339)	—	(4)	(16)	—	—	152	(118)	1,481
Trading portfolio assets	6,509	3,113	(1,007)	—	(714)	(7)	—	—	1,046	(214)	8,726

Corporate debt	889	—	(3)	—	—	13	7	—	—	—	906
Loans	3,984	1,760	(1,000)	—	(266)	(21)	18	—	138	(61)	4,552
Private equity investments	145	37	(2)	—	(4)	2	5	—	—	—	183
Reverse repurchase and repurchase agreements	209	297	—	—	—	—	—	—	141	(27)	620
Asset backed securities	85	590	(1)	—	(12)	1	—	—	9	(14)	658
Other	56	48	—	—	—	(1)	4	—	2	(4)	105
Financial assets at fair value through the income statement	5,368	2,732	(1,006)	—	(282)	(6)	34	—	290	(106)	7,024

Loans	533	1,097	—	—	—	1	11	—	—	—	1,642
Asset backed securities	200	757	—	—	—	—	—	—	—	(200)	757
Other	43	—	(42)	—	—	—	—	—	—	—	1
Financial assets at fair value through other comprehensive income	776	1,854	(42)	—	—	1	11	—	—	(200)	2,400

Investment property	2	—	(1)	—	—	—	—	—	—	—	1

Trading portfolio liabilities	(368)	(28)	17	—	—	18	—	—	(30)	6	(385)

Financial liabilities designated at fair value	(1,212)	1	9	(628)	16	(27)	—	—	(881)	248	(2,474)

Interest rate derivatives	510	10	—	—	(136)	(158)	—	—	31	(173)	84
Foreign exchange derivatives	20	(1)	—	—	18	6	—	—	21	(7)	57
Credit derivatives	(579)	5	33	—	—	(22)	—	—	(22)	3	(582)
Equity derivatives	(1,064)	(195)	—	(19)	(53)	(19)	—	—	(9)	286	(1,073)
Net derivative financial instruments[1]	(1,113)	(181)	33	(19)	(171)	(193)	—	—	21	109	(1,514)

Total	9,962	7,491	(1,997)	(647)	(1,151)	(214)	45	—	446	(157)	13,778
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £2,821m and derivative financial liabilities were £(4,335)m.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.23
	As at 01.01.23					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	595	338	(118)	—	(53)	5	—	—	36	(29)	774
Loans	4,837	919	(1,152)	—	(311)	4	—	—	556	(334)	4,519
Asset backed securities	175	324	(278)	—	—	(11)	—	—	288	(60)	438
Other	873	704	(328)	—	(38)	(32)	—	—	142	(253)	1,068
Trading portfolio assets	6,480	2,285	(1,876)	—	(402)	(34)	—	—	1,022	(676)	6,799

Corporate debt	1,079	—	(120)	—	—	(20)	(3)	—	—	—	936
Loans	4,553	1,839	(823)	—	(613)	(44)	(42)	—	28	(106)	4,792
Private equity investments	140	—	—	—	(5)	(5)	8	—	—	—	138
Reverse repurchase and repurchase agreements	38	—	—	—	—	(11)	—	—	46	(29)	44
Asset backed securities	192	8	(2)	—	—	(13)	—	—	21	(16)	190
Other	109	—	(10)	—	(20)	1	(10)	—	1	—	71
Financial assets at fair value through the income statement	6,111	1,847	(955)	—	(638)	(92)	(47)	—	96	(151)	6,171

Loans	—	47	—	—	—	—	—	—	—	—	47
Asset backed securities	3	—	—	—	(1)	—	—	—	—	—	2
Other	1	—	—	—	—	—	—	—	—	—	1
Financial assets at fair value through other comprehensive income	4	47	—	—	(1)	—	—	—	—	—	50

Investment property	5	—	—	—	—	—	(3)	—	—	—	2

Trading portfolio liabilities	(56)	(16)	4	—	—	15	—	—	(8)	9	(52)

Financial liabilities designated at fair value	(1,042)	—	—	(226)	—	4	(1)	—	(290)	463	(1,092)

Interest rate derivatives	(497)	—	—	—	19	(35)	—	—	544	446	477
Foreign exchange derivatives	39	—	—	—	—	(31)	—	—	13	(15)	6
Credit derivatives	(313)	(191)	5	—	66	13	—	—	52	16	(352)
Equity derivatives	(419)	(90)	—	—	(132)	(135)	—	—	(104)	12	(868)
Net derivative financial instruments[1]	(1,190)	(281)	5	—	(47)	(188)	—	—	505	459	(737)

Total	10,312	3,882	(2,822)	(226)	(1,088)	(295)	(51)	—	1,325	104	11,141
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £4,532m and derivative financial liabilities were £(5,269)m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.24				Half year ended 30.06.23
	Income statement		Other compre-hensive income	Total	Income statement		Other compre-hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(2)	—	—	(2)	(35)	—	—	(35)
Financial assets at fair value through the income statement	15	30	—	45	(87)	(50)	—	(137)
Financial assets at fair value through other comprehensive income	(2)	11	—	9	—	—	—	—
Investment properties	—	—	—	—	—	(3)	—	(3)
Trading portfolio liabilities	17	—	—	17	15	—	—	15
Financial liabilities designated at fair value	(29)	—	—	(29)	2	(1)	—	1
Net derivative financial instruments	(191)	—	—	(191)	(186)	—	—	(186)
Total	(192)	41	—	(151)	(291)	(54)	—	(345)

Sensitivity analysis of valuations using unobservable inputs

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	As at 30.06.24				As at 31.12.23
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	99	—	(170)	—	78	—	(158)	—
Foreign exchange derivatives	6	—	(10)	—	4	—	(9)	—
Credit derivatives	11	—	(15)	—	27	—	(32)	—
Equity derivatives	202	—	(289)	—	142	—	(226)	—
Corporate debt	55	—	(31)	—	34	—	(22)	—
Loans	633	32	(830)	(32)	545	2	(763)	(2)
Private equity investments	30	—	(30)	—	9	—	(9)	—
Asset Backed Securities	39	4	(29)	(4)	36	1	(27)	(1)
Other[1]	93	—	(106)	—	90	—	(91)	—
Total	1,168	36	(1,510)	(36)	965	3	(1,337)	(3)
1Other includes Equity cash products, Fund and fund-linked products, Issued debt, Commercial paper, Government and Government sponsored debt and Investment property.

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.24	As at 31.12.23
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(498)	(558)
Uncollateralised derivative funding	5	(4)
Derivative credit valuation adjustments	(190)	(209)
Derivative debit valuation adjustments	111	144

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.24		As at 31.12.23
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	44,799	43,887	39,046	37,807
Loans and advances at amortised cost	145,773	147,555	146,201	147,323
Reverse repurchase agreements and other similar secured lending	2,980	2,980	1,103	1,103

Financial liabilities
Deposits at amortised cost	(324,012)	(324,092)	(301,798)	(301,851)
Repurchase agreements and other similar secured borrowing	(39,533)	(39,533)	(28,554)	(28,554)
Debt securities in issue	(43,078)	(42,994)	(45,653)	(45,557)
Subordinated liabilities	(37,849)	(39,602)	(35,903)	(37,295)